Summary of Changes in Stock Options (Details)	3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2022 shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 $ / shares	Dec. 31, 2021 shares $ / shares
Number of options outstanding, Ending Balance | shares	9,415,000	7,640,000			11,900,000
Weighted average exercise price, Ending Balance			$ 0.12		$ 0.11
Number of options outstanding, Granted		2,560,000	0.24	0.31	450,000
Weighted average exercise price, Granted			$ 0.22		$ 0.32
Number of options outstanding, Exercised | shares		(785,000)			(3,910,000)
Weighted average exercise price, Exercised			0.09		$ 0.11
Number of options outstanding, Exercised | shares					(150,000)
Weighted average exercise price, Expired					$ 0.18
Number of options outstanding, Cancelled | shares					(650,000)
Weighted average exercise price, Cancelled					$ 0.16
Number of options outstanding, Ending Balance | shares	9,415,000	9,415,000			7,640,000
Weighted average exercise price, Ending Balance	$ 0.15		$ 0.15		$ 0.12